SALES (Schedule of Sales by Product and Geographical Area) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of geographical areas [line items]
Sales to external customers	$ 1,062,037	$ 842,428
Realized loss		1,500
Unrealized gains		300
Silver-gold concentrates
Disclosure of geographical areas [line items]
Sales to external customers	104,387	148,828
Silver-lead concentrates
Disclosure of geographical areas [line items]
Sales to external customers	64,344	60,813
Zinc concentrates
Disclosure of geographical areas [line items]
Sales to external customers	49,489	42,989
Gold dor
Disclosure of geographical areas [line items]
Sales to external customers	840,673	590,520
Provisional pricing adjustments
Disclosure of geographical areas [line items]
Sales to external customers	3,144	(722)
Argentina
Disclosure of geographical areas [line items]
Sales to external customers	231,911	207,509
Argentina | Gold dor
Disclosure of geographical areas [line items]
Sales to external customers	231,911	207,509
Burkina Faso
Disclosure of geographical areas [line items]
Sales to external customers	278,347	228,846
Burkina Faso | Gold dor
Disclosure of geographical areas [line items]
Sales to external customers	278,347	228,846
Cte d'Ivoire
Disclosure of geographical areas [line items]
Sales to external customers	330,415	154,165
Cte d'Ivoire | Gold dor
Disclosure of geographical areas [line items]
Sales to external customers	330,415	154,165
Mexico
Disclosure of geographical areas [line items]
Sales to external customers	106,447	149,706
Mexico | Silver-gold concentrates
Disclosure of geographical areas [line items]
Sales to external customers	104,387	148,828
Mexico | Provisional pricing adjustments
Disclosure of geographical areas [line items]
Sales to external customers	2,060	878
Peru
Disclosure of geographical areas [line items]
Sales to external customers	114,917	102,202
Peru | Silver-lead concentrates
Disclosure of geographical areas [line items]
Sales to external customers	64,344	60,813
Peru | Zinc concentrates
Disclosure of geographical areas [line items]
Sales to external customers	49,489	42,989
Peru | Provisional pricing adjustments
Disclosure of geographical areas [line items]
Sales to external customers	$ 1,084	$ (1,600)